Share-based Payments	12 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

22. Share-based payments

Following the RSS, the number of shares issuable in connection with share-based payments in force at that time were adjusted (see Note 4). All share numbers and exercise prices stated below are after this adjustment.

Informal share-based payment arrangements

The Company intends to implement a formal equity incentive plan in the near-term but has historically made ad hoc grants of options to purchase its Ordinary Shares to certain employees, officers, directors, and consultants of the Company and its subsidiaries and non-employee directors of the Company. The options are considered to be equity-settled share-based payment arrangements and have a maximum term of up to ten years from the date of grant. Until optionholders acquire the Ordinary Shares upon exercise of such options, they have no rights with respect to the Ordinary Shares.

The options generally vest as follows:

•
Full vesting at grant date; or
•
Vesting in fractions over a two- or three-year vesting period, which is considered a service condition.

Upon closing of the Business Combination, all options were novated from options to purchase shares in Zapp UK, the previous parent company of the Group, to options to purchase shares in Zapp EV, the new parent company. The number of options granted to each individual was adjusted to reflect the new capital structure of the Group and maintain a consistent value to each option.

Upon closing of the Business Combination, certain options issued with vesting based on listing success became fully vested.

Management earnout

Upon closing of the Business Combination, certain legacy Zapp UK shareholders were entitled to receive an earnout of 425,916 Ordinary Shares (the “Management Earnout”). The earnout is subject to the closing price of each Ordinary Share equaling or exceeding, for any 20 trading days during a 30 consecutive trading day period, (i) $240.00 per share (the “First Earnout Condition”), (ii) $280.00 per share (the “Second Earnout Condition”) or (iii) $320.00 per share (the “Third Earnout Condition”; and each of the First, Second and Third Earnout Conditions an “Earnout Condition”), as applicable, in each case as equitably adjusted for share splits, share dividends, reorganizations and recapitalizations. In the event that an Earnout Condition is not satisfied prior to the fifth anniversary of the closing, the Management Earnout shares shall be forfeited and cease to exist.

Each earnout is considered an equity-settled share based payment arrangement with market performance conditions. Therefore, a share-based payment charge has been recognized in full on the grant date with reference to the fair value of the options on that date.

Sponsor earnout

Upon closing of the Business Combination, 37,735 shares held by certain legacy CIIG II shareholders were unvested and shall vest at such time that the closing price of each Ordinary Share equals or exceeds $280.00 for any 20 trading days during a 30 consecutive trading day period. In the event that the Earnout Condition is not satisfied prior to the fifth anniversary of the closing, the earnout shares shall be forfeited and cease to exist.

The earnout is considered to be an equity-settled share based payment arrangement with market performance conditions. Therefore, a share-based payment charge has been recognized in full on the grant date with reference to the fair value of the options on that date.

SPAC Advisory Partners compensation

Zapp UK engaged SPAC Advisory Partners (“SAP”) to advise on certain aspects of the Business Combination. Upon closing, SAP was issued 8,650 Ordinary Shares as part of the fee it claims in respect of its services relating to the Business Combination. If the relevant management earnout conditions are fulfilled, SAP may be entitled to receive additional Ordinary Shares comprising 10% of the number of any additional Ordinary Shares ultimately issued pursuant to the Management Earnout. SAP and Zapp UK are currently adverse parties in litigation, however, in which Zapp UK has asserted defenses that, if upheld, would relieve it of further obligation to SAP (see Note 25).

The closing fee was considered to be an equity-settled share-based payment vesting immediately upon closing of the Business Combination. Therefore a share-based payment charge was recognized at that point based on the price of Ordinary Shares on that date of $175.00.

The 10% entitlement is considered to be a mirror of the Management Earnout, therefore a charge equivalent to 10% of the charge recognized in relation to certain individuals party to the Management Earnout has been recognized. The total number of Management Earnout shares relevant in calculating the potential SAP entitlement is 341,861.

Services agreements

In June 2023 the Company entered into a Marketing Services Agreement (“MSA”) with one of its suppliers. Under the terms of this agreement the supplier was to be compensated through the grant of Restricted Stock Units (“RSUs”). The RSUs vested over a period of six months from the effective date of the agreement. This was considered to be an equity-settled share based payment arrangement with a service condition. As such, a share-based payment charge was recognized over the vesting period based on the fair value of the RSUs on the grant date.

In April 2024 the Company entered into a Consulting Services Agreement (“CSA”) with one of its suppliers. Under the terms of this agreement the supplier was to be compensated through a mixture of cash and the grant of Ordinary Shares. The Ordinary Shares were to be issued after the satisfaction of certain performance obligations. This was considered to be an equity-settled share based payment arrangement with a non-market based performance conditions. As such, a share-based payment charge was recognized upon the satisfaction of the performance conditions and the issuance of the Ordinary Shares.

The Group recognized a share-based payment charge for the year as follows:

	Year Ended September 30,
(in USD)	2024	2023
Informal share option arrangements	14,044	249,087
MSA and CSA compensation	29,645	—
	43,689	249,087

Movements in equity instruments during the year

The following reconciles the outstanding share options, earnout shares, share awards to be issued and RSUs at the beginning and end of the year:

	Informal share option arrangements	Management earnout shares	Sponsor earnout shares	SAP compensation	MSA compensation

At October 1, 2022	313,500	—	—	—	—
Granted prior to the Business Combination	73,250	—	—	—	—
Cancelled and foreited prior to the Business Combination	(10,000)	—	—	—	—
Granted at the Business Combination	—	425,916	37,735	34,186	—
Adjustment at the Business Combination	(161,890)	—	—	—	—
Granted after the Business Combination	—	—	—	—	3,606
Cancelled and forfeited after the Business Combination	(1,199)	—	—	—	—
At September 30, 2023	213,661	425,916	37,735	34,186	3,606
Exercised/settled during the period	(99,793)	—	—	—	(3,606)
Cancelled and forfeited during the period	(713)	—	—	—	—
At September 30, 2024	113,155	425,916	37,735	34,186	—

At September 30, 2024 111,372 of the informal share options were vested. 51,323 of the share options outstanding at September 30, 2024 were exercisable at a price of $0.00045 per share, 56,179 were exercisable at a price of $15.69 per share and 3,870 were exercisable at a price of $42.60 per share.

The follow table presents key terms in relation to the informal share option arrangements:

	Weighted average exercise price	Weighted average remaining contractual life (in years)
At October 1, 2022	$2.43
Granted prior to the Business Combination	$24.23
Cancelled and forfeited prior to the Business Combination	$42.60
Cancelled and forfeited after the Business Combination	$42.60
At September 30, 2023	$5.40
Exercised/settled during the period	$0.00045
Cancelled and forfeited	$42.60
At September 30, 2024	$9.92	6.03

Movements in non-vested shares under informal share option arrangements were as follows:

	Number	Weighted average fair value at grant date
At October 1, 2022	193,750	$4.88
Granted prior to the Business Combination	73,250	$12.92
Vested prior to or on the Business Combination	(237,188)	$7.01
Cancelled and foreited prior to the Business Combination	(10,000)	$10.06
Adjustment at the Business Combination	(9,078)	N/A
Vester after the Business Combination	(800)	$18.00
Cancelled and forfeited after the Business Combination	(1,199)	$17.68
At September 30, 2023	8,735	$21.80
Vested during the period	(6,239)	$21.82
Cancelled and forfeited during the period	(713)	$17.64
At September 30, 2024	1,783	$19.15